Cash and cash equivalents and cash flow supporting notes	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents and cash flow supporting notes

16	Cash and cash equivalents and cash flow supporting notes

Cash and cash equivalents for purposes of the consolidated statement of cash flows comprises:

	2021 £’000	2020 £’000	2019 £’000
Cash at bank available on demand	10,057	7,546	10,928

During 2021, 2020 and 2019, cash inflows arose from equity financing transactions, included within financing activities on the face of the cash flow statement. As part of the equity transaction in July 2021 warrants to the value of £Nil (May 2020: £1.0m; October 2019 : £1.1m) were issued as disclosed in note 20.

	2021 £’000	2020 £’000	2019 £’000
Gross proceeds	10,091	10,792	15,767
Transaction costs	(1,056)	(1,050)	(1,659)
Proceeds from issuing shares	9,035	9,742	14,108

The following changes in loans and borrowings arose as a result of financing activities during the year:

	Non-current liabilities £’000	Current liabilities £’000	Total £’000
At 1 January 2021	60	200	260
Cash flows	–	(215)	(215)
Non-cashflows:
Foreign Exchange	–	(4)	(4)
New leases	715	5	720
Effect of modification to lease term – IFRS 16	–	(24)	(24)
Loans and borrowings classified as non-current 31 December 2020 becoming current in 2021	(178)	178	–
Interest accruing in period	23	6	29
At 31 December 2021	620	146	766

	Non-current liabilities £’000	Current liabilities £’000	Total £’000
At 1 January 2020	5,670	412	6,082
Cash flows	(6,182)	(258)	(6,440)
Non-cashflows:
Foreign Exchange	252	23	275
Fair value changes	1,176	–	1,176
Effect of modification to lease term – IFRS 16	(877)	89	(788)
Reclassification portion government loan to non-current	51	(51)	–
Interest accruing in period	(30)	(15)	(45)
At 31 December 2020	60	200	260

	Non-current liabilities £’000	Current liabilities £’000	Total £’000
At 1 January 2019	884	368	1,252
Cash flows	5,575	(1,027)	4,548
Non-cashflows:
Foreign Exchange	(42)	(29)	(71)
Fair value changes	(1,139)	–	(1,139)
Adoption of IFRS16 leases	163	383	546
Effect of modification to lease term – IFRS 16	–	(82)	(82)
New leases	805	95	900
Loans and borrowings classified as non-current 31 December 2018 becoming current in 2019	(685)	685	–
Transfer to grant income	–	(14)	(14)
Interest accruing in period	108	34	142
At 31 December 2019	5,670	412	6,082